Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid expenses and other current assets
Costs to obtain contracts with customers	$ 6,838	$ 4,091
Cost to collect tuition fee from third-party payment channel	4,643	1,787
Deposit in third-party payment channel	3,553	1,736
Prepaid advertising expenses	2,157	573
Prepaid rental and other deposits	1,107	602
Due from the distributor	1,115	706
Prepaid professional service fees	263	65
Prepaid taxes	249	172
Prepaid Directors & Officers insurance	132	83
Others	1,378	1,091
Total	$ 21,435	$ 10,906